Commitments and Contingencies - Kibris Telekom - Additional Information (Detail) - Kibris Telekom [member] - USD ($) $ in Thousands	Mar. 14, 2008	Apr. 27, 2007
Disclosure of commitments and contingencies [line items]
License agreement term granted		18 years
License cost	$ 10,000